Financial instruments	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Financial instruments	Financial instruments
(a)Fair value of financial instruments

June 30, 2021	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,929,128	$1,929,128	$1,824,899	$—	$104,229
Development loans and other receivables	7,962	9,299	—	9,299	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	23,494	23,494	—	—	23,494
Energy contracts not designated as cash flow hedge	279	279	—	—	279
Interest rate swap designated as a hedge	2,365	2,365	—	2,365	—
Commodity contracts for regulated operations	2,406	2,406	—	2,406	—
Cross-currency swap designated as a net investment hedge	3,717	3,717		3,717
Total derivative instruments	32,261	32,261	—	8,488	23,773
Total financial assets	$1,969,351	$1,970,688	$1,824,899	$17,787	$128,002
Long-term debt	$6,622,363	$7,075,179	$2,488,347	$4,586,832	$—
Convertible debentures	285	433	433	—	—
Preferred shares, Series C	13,868	15,211	—	15,211	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	15,384	15,384	—	—	15,384
Energy contracts not designated as a cash flow hedge	2,527	2,527	—	—	2,527
Cross-currency swap designated as a net investment hedge	55,720	55,720	—	55,720	—
Interest rate swaps designated as a hedge	9,124	9,124	—	9,124	—
Total derivative instruments	82,755	82,755	—	64,844	17,911
Total financial liabilities	$6,719,271	$7,173,578	$2,488,780	$4,666,887	$17,911
21.Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2020	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investment carried at fair value	$1,839,212	$1,839,212	$1,708,683	$20,015	$110,514
Development loans and other receivables	23,804	31,088	—	31,088	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	51,525	51,525	—	—	51,525
Energy contracts not designated as a cash flow hedge	388	388	—	—	388
Commodity contracts for regulatory operations	194	194	—	194	—
Total derivative instruments	52,107	52,107	—	194	51,913
Total financial assets	$1,915,123	$1,922,407	$1,708,683	$51,297	$162,427
Long-term debt	$4,538,470	$5,140,059	$2,316,586	$2,823,473	$—
Notes payable to related party	30,493	30,493	—	30,493	—
Convertible debentures	295	623	623	—	—
Preferred shares, Series C	13,698	15,565	—	15,565	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	5,597	5,597	—	—	5,597
Energy contracts not designated as a cash flow hedge	332	332	—	—	332
Cross-currency swap designated as a net investment hedge	84,218	84,218	—	84,218	—
Interest rate swaps designated as a hedge	19,649	19,649	—	19,649	—
Commodity contracts for regulated operations	614	614	—	614	—
Total derivative instruments	110,410	110,410	—	104,481	5,929
Total financial liabilities	$4,693,366	$5,297,150	$2,317,209	$2,974,012	$5,929
The Company has determined that the carrying value of its short-term financial assets and liabilities approximates fair value as at June 30, 2021 and December 31, 2020 due to the short-term maturity of these instruments.
21.Financial instruments (continued)
(a)Fair value of financial instruments (continued)
The fair value of development loans and other receivables (level 2) is determined using a discounted cash flow method, using estimated current market rates for similar instruments adjusted for estimated credit risk as determined by management.
The fair value of the investment in Atlantica (level 1) is measured at the closing price on the NASDAQ stock exchange.
The Company’s level 1 fair value of long-term debt is measured at the closing price on the NYSE and the over-the-counter closing price. The Company’s level 2 fair value of long-term debt at fixed interest rates and Series C preferred shares has been determined using a discounted cash flow method and current interest rates. The Company's level 2 fair value of convertible debentures has been determined as the greater of their face value and the quoted value of AQN's common shares on a converted basis.
The Company’s level 2 fair value derivative instruments primarily consist of swaps, options, rights, subscription agreements and forward physical derivatives where market data for pricing inputs are observable. Level 2 pricing inputs are obtained from various market indices and utilize discounting based on quoted interest rate curves, which are observable in the marketplace.
The Company’s level 3 instruments consist of energy contracts for electricity sales and the fair value of the Company's investment in AYES Canada. The significant unobservable inputs used in the fair value measurement of energy contracts are the internally developed forward market prices ranging from $14.11 to $189.52 with a weighted average of $26.16 as at June 30, 2021. The weighted average forward market prices are developed based on the quantity of energy expected to be sold monthly and the expected forward price during that month. The change in the fair value of the energy contracts is detailed in notes 21(b)(ii) and 21(b)(iv). The significant unobservable inputs used in the fair value measurement of the Company's AYES Canada investment are the expected cash flows, the discount rates applied to these cash flows ranging from 8.88% to 9.38% with a weighted average of 9.04%, and the expected volatility of Atlantica's share price ranging from 22% to 46% as at June 30, 2021. Significant increases (decreases) in expected cash flows or increases (decreases) in discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement. The increase in value and volatility of the Atlantica shares during the year resulted in a significant increase in the fair value measurement.
(b)Derivative instruments
Derivative instruments are recognized on the unaudited interim consolidated balance sheets as either assets or liabilities and measured at fair value at each reporting period.
(i)Commodity derivatives – regulated accounting
The Company uses derivative financial instruments to reduce the cash flow variability associated with the purchase price for a portion of future natural gas purchases associated with its regulated gas and electric service territories. The Company’s strategy is to minimize fluctuations in gas sale prices to regulated customers. The following are commodity volumes, in dekatherms (“dths”), associated with the above derivative contracts:

2021
Financial contracts: Swaps	2,668,464
Forward contracts	500,000
3,168,464
The accounting for these derivative instruments is subject to guidance for rate regulated enterprises. Most of the gains or losses on the settlement of these contracts are included in the calculation of the fuel and commodity costs adjustments (note 5). As a result, the changes in fair value of these natural gas derivative contracts and their offsetting adjustment to regulatory assets and liabilities had no earnings impact.
21.Financial instruments (continued)
(b)Derivative instruments (continued)
(i)Commodity derivatives – regulated accounting (continued)
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts on the unaudited interim consolidated balance sheets:

	June 30, 2021	December 31, 2020
Regulatory assets:
Swap contracts	$911	$228
Option contracts	$68	$50
Forward contracts	$—	$693
Regulatory liabilities:
Swap contracts	$—	$271
Option contracts	$—	$76
Forward contracts	$197	$—
(ii)Cash flow hedges
The Company has sought to reduce the price risk on the expected future sale of power generation at the Sandy Ridge, Senate, Minonk, and Shady Oaks II Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
2,479,234	December 2031	$23.50	NI HUB
4,822,668	September 2030	$24.54	Illinois Hub
577,686	December 2028	$33.03	PJM Western HUB
2,682,564	December 2027	$24.20	NI HUB
2,136,795	December 2027	$36.46	ERCORT North HUB
Upon the acquisition of the Sugar Creek Wind Facility (note 3(c)), the Company redesignated a long-term energy derivative contract to mitigate the price risk on the expected future sale of power generation. The fair value of the derivative on the redesignation date will be amortized into earnings over the remaining life of the contract.
The Company provides energy requirements to various customers under contracts at fixed rates. While the production from the Tinker Hydroelectric Facility is expected to provide a portion of the energy required to service these customers, AQN anticipates having to purchase a portion of its energy requirements at the ISO NE spot rates to supplement self-generated energy. The Company designated a contract with a notional quantity of 46,664 MW-hours, a price of $38.95 per MW-hr and expiring in February 2022 as a hedge to the price of energy purchases. The Company also mitigates the risk by using short-term financial forward energy purchase contracts. These short-term derivatives are not accounted for as hedges and changes in fair value are recorded in earnings as they occur (note 21(b)(iv)).
In November 2020, upon the acquisition of Liberty Group Limited (formerly Ascendant Group Limited, "Ascendant"), the Company redesignated two interest rate swap contracts as cash flow hedges to mitigate the risk that LIBOR-based interest rates will increase over the life of Ascendant's term loan facilities. Under the terms of the interest rate swap contracts, the Company has fixed its LIBOR interest rate expense on $87,627 and $8,875 to 3.28% and 3.02%, respectively, on its two term loan facilities. The fair value of the derivative on the redesignation date will be amortized into earnings over the remaining life of the contract.
21.Financial instruments (continued)
(b)Derivative instruments (continued)
(ii)Cash flow hedges (continued)
The Company is party to a forward-starting interest rate swap in order to reduce the interest rate risk related to the quarterly interest payments between July 1, 2024 and July 1, 2029 on the $350,000 subordinated unsecured notes. The Company designated the entire notional amount of the pay-variable and receive-fixed interest rate swaps as a hedge of the future quarterly variable-rate interest payments associated with the subordinated unsecured notes.
The Company was party to a 10-year forward-starting interest rate swap in order to reduce the interest rate risk related to the probable issuance of a 10-year C$135,000 bond. In 2019, the Company settled the forward-starting interest rate swap contract as it issued C$300,000 10-year senior unsecured notes.
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	Three months ended June 30		Six months ended June 30
	2021	2020	2021	2020
Effective portion of cash flow hedge	$(32,436)	$(2,085)	$(63,167)	$(12,890)
Amortization of cash flow hedge	(214)	(1,100)	(1,112)	(1,108)
Amounts reclassified from AOCI	859	(3,028)	40,132	(6,303)
OCI attributable to shareholders of AQN	$(31,791)	$(6,213)	$(24,147)	$(20,301)
The Company expects $1,427, $502 and $1,206 of unrealized gains and losses currently in AOCI to be reclassified, net of taxes into non-regulated energy sales, interest expense and derivative gains, respectively, within the next 12 months, as the underlying hedged transactions settle.
(iii)Foreign exchange hedge of net investment in foreign operation
The functional currency of most of AQN's operations is the U.S. dollar. The Company designates obligations denominated in Canadian dollars as a hedge of the foreign currency exposure of its net investment in its Canadian investments and subsidiaries. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency loss of $178 and $446 for the three and six months ended June 30, 2021, respectively (2020 - loss of $1,269 and gain of $195, respectively) was recorded in OCI.
On May 23, 2019, the Company entered into a cross-currency swap, coterminous with the subordinated unsecured notes, to effectively convert the $350,000 U.S.-dollar-denominated offering into Canadian dollars. The change in the carrying amount of the notes due to changes in spot exchange rates is recognized each period in the unaudited interim consolidated statements of operations as loss (gain) on foreign exchange. The Company designated the entire notional amount of the cross-currency fixed-for-fixed interest rate swap as a hedge of the foreign currency exposure related to cash flows for the interest and principal repayments on the notes. Upon the change in functional currency of AQN to the U.S. dollar on January 1, 2020, this hedge was dedesignated. The OCI related to this hedge will be amortized into earnings in the period that future interest payments affect earnings over the remaining life of the original hedge. The Company redesignated this swap as a hedge of AQN's net investment in its Canadian subsidiaries. The related foreign currency transaction gain or loss designated as a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. The fair value of the derivative on the redesignation date will be amortized over the remaining life of the original hedge. A foreign currency loss of $7,453 and $11,467 for the three and six months ended June 30, 2021, respectively (2020 - loss of $15,252 and gain of $19,583, respectively) was recorded in OCI.
21.Financial instruments (continued)
(b)Derivative instruments (continued)
(iii)     Foreign exchange hedge of net investment in foreign operation (continued)
Canadian operations
The Company is exposed to currency fluctuations from its Canadian-based operations. AQN manages this risk primarily through the use of natural hedges by using Canadian long-term debt to finance its Canadian operations and a combination of foreign exchange forward contracts and spot purchases.
The Company’s Canadian operations are determined to have the Canadian dollar as their functional currency and are exposed to currency fluctuations from their U.S. dollar transactions. The Company designates obligations denominated in U.S. dollars as a hedge of the foreign currency exposure of its net investment in its U.S. investments and subsidiaries. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency gain of $70 and $1,991 for the three and six months ended June 30, 2021 (2020 - gain of $1,023 and loss of $3,581) was recorded in OCI.
The Company was party to C$650,000 cross-currency swaps to effectively convert Canadian dollar debentures into U.S. dollars. The Company designated the entire notional amount of the cross-currency fixed-for-fixed interest rate swap and related short-term U.S. dollar payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Renewable Energy Group's U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A gain of $6,534 and $13,274 for the three and six months ended June 30, 2021, respectively (2020 - gain of $16,642 and loss of $27,190, respectively) was recorded in OCI. During the six months ended June 30, 2021, the Renewable Energy Group settled the related cross-currency swap related to its C$150,000 debenture that was repaid (note 7(b)).
During the quarter, the Renewable Energy Group entered into a fixed-for-fixed cross-currency interest rate swap, coterminous with the senior unsecured debentures (note 7(b)), to effectively convert the C$400,000 Canadian-dollar-denominated offering into U.S. dollars. The Renewable Energy Group designated the entire notional amount of the fixed-for-fixed cross-currency interest rate swap as a hedge of the foreign currency exposure of its net investment in its U.S. operations. The gain or loss related to the fair value changes of the swap are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A loss of $2,653 for the three and six months ended June 30, 2021 was recorded in OCI.
Chilean operations
The Company is exposed to currency fluctuations from its Chilean-based operations. The Company's Chilean operations are determined to have the Chilean peso as their functional currency. Chilean long-term debt used to finance the operations is denominated in Chilean Unidad de Fomento.
(iv)Other derivatives
Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes.
In 2020, the Company executed on currency forward contracts to purchase in total $682,500 for approximately C$923,243 in order to manage the currency exposure to the Canadian dollar shares issuance.
For derivatives that are not designated as hedges, the changes in the fair value are immediately recognized in earnings.
21.Financial instruments (continued)
(b)Derivative instruments (continued)
(iv)Other derivatives (continued)
The effects on the unaudited interim consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three months ended June 30		Six months ended June 30
	2021	2020	2021	2020
Change in unrealized gain (loss) on derivative financial instruments:
Energy derivative contracts	$(2,305)	$449	$(2,627)	$627
Total change in unrealized gain (loss) on derivative financial instruments	$(2,305)	$449	$(2,627)	$627
Realized gain (loss) on derivative financial instruments:
Energy derivative contracts	196	(549)	359	(681)
Total realized gain (loss) on derivative financial instruments	$196	$(549)	$359	$(681)
Loss on derivative financial instruments not accounted for as hedges	(2,109)	(100)	(2,268)	(54)
Amortization of AOCI gains frozen as a result of hedge dedesignation	755	1,489	2,003	1,500
	$(1,354)	$1,389	$(265)	$1,446
Amounts recognized in the consolidated statements of operations consist of:
Gain (loss) on derivative financial instruments	$(1,354)	$1,389	$(265)	$1,446
(c)Risk management
In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view of mitigating these risks to the extent possible on a cost-effective basis. Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes.
This note provides disclosures relating to the nature and extent of the Company’s exposure to risks arising from financial instruments, including credit risk and liquidity risk, and how the Company manages those risks.